PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
PROPERTY AND EQUIPMENT, NET
Property, plant and equipment, Gross	$ 4,957,491		$ 4,957,491		$ 6,791,908	$ 4,128,766
Less: accumulated depreciation and amortization	(1,427,295)		(1,427,295)		(1,133,135)	(423,027)
Total property and equipment, net	3,530,196		3,530,196		5,658,773	3,705,739
Depreciation expense			873,480	$ 704,741	956,400	85,530
Discontinued operations
PROPERTY AND EQUIPMENT, NET
Total property and equipment, net						454,408
Depreciation expense		$ 50,768		144,901
Continuing operations
PROPERTY AND EQUIPMENT, NET
Total property and equipment, net					5,658,773	3,251,331
Depreciation expense	266,998	$ 277,783	873,480	$ 704,741
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Property, plant and equipment, Gross	182,429		182,429		198,463	192,020
Computer equipment
PROPERTY AND EQUIPMENT, NET
Property, plant and equipment, Gross	44,433		44,433		47,849
Electronic devices
PROPERTY AND EQUIPMENT, NET
Property, plant and equipment, Gross					47,849	53,200
Office equipment, fixtures and furniture
PROPERTY AND EQUIPMENT, NET
Property, plant and equipment, Gross	78,036		78,036		81,898	104,735
Automobiles
PROPERTY AND EQUIPMENT, NET
Property, plant and equipment, Gross	$ 4,652,593		$ 4,652,593		6,463,698
Vehicles
PROPERTY AND EQUIPMENT, NET
Property, plant and equipment, Gross					$ 6,463,698	$ 3,778,811